Significant Concentrations (Details Textual) (USD $) In Millions, unless otherwise specified		12 Months Ended				12 Months Ended
	Dec. 31, 2008	Dec. 31, 2011 SVA - NEC [Member]	Dec. 31, 2010 SVA - NEC [Member]	Dec. 31, 2013 SVA - NEC [Member]	Dec. 31, 2012 SVA - NEC [Member]	Dec. 31, 2013 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2011 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2013 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2013 Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage						16.90%	11.70%	5.70%	22.60%	34.20%	40.80%	21.50%	14.00%	24.10%	35.10%
Accounts Receivable Gross				$ 15.2	$ 15.2
Allowance For Doubtful Accounts Receivable	25.3			15.2	15.2
Allowance for Loan and Lease Loss, Recovery of Bad Debts		$ 1.5	$ 8.6